Related Party Transactions (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Total related-party amounts payable	$ 1,954,208	$ 1,822,567
Asset Management Fees Member [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable	966,396	426,938
Acquisitions Fees [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable	801,169	322,440
Financing Fees [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable	35,670	5,891
Reimbursable Operating Expenses [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable	295,146	431,850
Reimbursable Offering Costs [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable	193,112	197,300
Reimbursable Organizational Costs [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable	49,931	49,931
Others [Member]
Related Party Transaction [Line Items]
Total related-party amounts payable	$ 17,748	$ 388,217